Operating Segments (Schedule of Segment Assets Consist of Current Assets, Fixed Assets and Intangible Assets) (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Statement Line Items [Line Items]
Revenues	€ 8,151	€ 6,768	€ 13,636	[1]
Operating expenses	(2,610)	(863)	(2,549)	[1]
Depreciation expenses	(2,767)	(2,198)	(4,518)	[1]
Gross profit	2,774	3,707	6,569	[1]
Project development costs	(1,771)	(1,431)	(2,739)	[1]
General and administrative expenses	(1,977)	(1,210)	(2,420)	[1]
Share of profits (loss) of equity accounted investee	501	(73)	1,531	[1]
Other income, net	73	9	18	[1]
Operating Profit (Loss)	(400)	1,002	2,959	[1]
Financing income	1,588	291	1,333	[1]
Financing income (expenses) in connection with derivatives, net	285	(1,590)	(3,156)	[1]
Financing expenses, net	(2,789)	(4,463)	(7,405)	[1]
Loss before taxes on income	(1,316)	(4,760)	(6,269)	[1]
Segment assets	216,748	180,903	198,088	[1]
Italy [Member]
Statement Line Items [Line Items]
Revenues	4,830	5,254	10,143
Operating expenses	(804)	(574)	(1,661)
Depreciation expenses	(1,779)	(1,779)	(3,567)
Gross profit	2,247	2,901	4,915
Segment assets	56,375	62,419	59,015
Spain [Member]
Statement Line Items [Line Items]
Revenues	1,472	1,514	3,007
Operating expenses	(290)	(289)	(677)
Depreciation expenses	(416)	(413)	(828)
Gross profit	766	812	1,502
Segment assets	15,956	17,642	47,600
Israel [Member]
Statement Line Items [Line Items]
Revenues	2,001		1,378
Operating expenses	(254)		(117)
Depreciation expenses	(1,031)		(438)
Gross profit	716		823
Segment assets	35,651		37,903
Dorad [Member]
Statement Line Items [Line Items]
Revenues	27,718	28,710	58,234
Operating expenses	(21,742)	(22,591)	(30,077)
Depreciation expenses	(2,364)	(2,314)	(4,817)
Gross profit	3,612	3,805	23,340
Segment assets	106,293	117,372	114,282
Bio Gas [Member]
Statement Line Items [Line Items]
Revenues	1,391		303
Operating expenses	(1,262)		(94)
Depreciation expenses	(391)		(111)
Gross profit	(262)		98
Segment assets	19,546	16,916	16,882
Manara [Member]
Statement Line Items [Line Items]
Revenues
Operating expenses
Depreciation expenses
Gross profit
Segment assets	2,244	2,446	2,386
Total Reportable Segments [Member]
Statement Line Items [Line Items]
Revenues	37,412	35,478	73,065
Operating expenses	(24,352)	(23,454)	(32,626)
Depreciation expenses	(5,981)	(4,506)	(9,761)
Gross profit	7,079	7,518	30,678
Segment assets	236,065	216,795	278,068
Reconciliations [Member]
Statement Line Items [Line Items]
Revenues	(29,261)	(28,710)	(59,429)
Operating expenses	21,742	22,591	30,077
Depreciation expenses	3,214	2,308	5,243
Gross profit	(4,305)	(3,811)	(24,109)
Project development costs	(1,771)	(1,431)	(2,739)
General and administrative expenses	(1,977)	(1,210)	(2,420)
Share of profits (loss) of equity accounted investee	501	(73)	1,531
Other income, net	73	9	18
Operating Profit (Loss)	(400)	1,002	2,959
Financing income	1,588	291	1,333
Financing income (expenses) in connection with derivatives, net	285	(1,590)	(3,156)
Financing expenses, net	(2,789)	(4,463)	(7,405)
Loss before taxes on income	(1,316)	(4,760)	(6,269)
Segment assets	€ (19,317)	€ (35,892)	€ (79,980)

[1]	The data was taken from the audited annual financial statements.